UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05689

DWS Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2013 (Unaudited)

DWS Multi-Market Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 103.7%
Consumer Discretionary 17.0%
313 Group, Inc., 144A, 6.375%, 12/1/2019		295,000	287,625
AMC Entertainment, Inc., 8.75%, 6/1/2019		735,000	805,744
AMC Networks, Inc., 7.75%, 7/15/2021		130,000	147,550
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		255,000	262,331
8.375%, 11/15/2020		300,000	334,500
AutoNation, Inc., 6.75%, 4/15/2018		370,000	422,725
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		365,000	398,762
9.625%, 3/15/2018		160,000	176,800
BC Mountain LLC, 144A, 7.0%, 2/1/2021		280,000	288,400
Block Communications, Inc., 144A, 7.25%, 2/1/2020		580,000	629,300
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		695,000	761,025
Cablevision Systems Corp., 8.0%, 4/15/2020		85,000	94,350
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		575,000	560,625
10.0%, 12/15/2018		295,000	194,700
11.25%, 6/1/2017		1,745,000	1,856,244
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		320,000	334,400
CCO Holdings LLC:
5.25%, 9/30/2022		2,035,000	2,001,931
6.625%, 1/31/2022		675,000	730,687
7.0%, 1/15/2019		165,000	177,788
7.25%, 10/30/2017		1,575,000	1,701,000
7.375%, 6/1/2020		85,000	94,031
8.125%, 4/30/2020		95,000	105,806
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		165,000	167,063
Cequel Communications Holdings I LLC:
144A, 6.375%, 9/15/2020		1,630,000	1,685,012
144A, 8.625%, 11/15/2017		2,500,000	2,675,000
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		110,000	106,150
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		195,000	194,513
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		355,000	370,975
Series B, 144A, 6.5%, 11/15/2022		525,000	552,562
Series A, 7.625%, 3/15/2020		85,000	87,125
Series B, 7.625%, 3/15/2020		865,000	895,275
Crown Media Holdings, Inc., 10.5%, 7/15/2019		215,000	242,413
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		265,000	265,663
Delphi Corp., 5.0%, 2/15/2023		400,000	416,500
DISH DBS Corp.:
4.625%, 7/15/2017		1,160,000	1,200,600
6.75%, 6/1/2021		110,000	122,375
7.125%, 2/1/2016		345,000	383,812
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		290,000	181
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		290,000	294,350
Harron Communications LP, 144A, 9.125%, 4/1/2020		425,000	467,500
Hertz Corp.:
6.75%, 4/15/2019		120,000	129,300
144A, 6.75%, 4/15/2019		330,000	355,575
7.5%, 10/15/2018		1,195,000	1,305,537
Isle of Capri Casinos, Inc., 144A, 5.875%, 3/15/2021 (b)		215,000	213,925
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		165,000	169,125
Lear Corp., 8.125%, 3/15/2020		120,000	133,800
Levi Strauss & Co., 7.625%, 5/15/2020		480,000	523,200
Libbey Glass, Inc., 6.875%, 5/15/2020		190,000	203,775
Limited Brands, Inc., 7.0%, 5/1/2020		230,000	265,363
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		390,000	427,537
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		610,000	619,150
Mediacom LLC:
7.25%, 2/15/2022		165,000	178,613
9.125%, 8/15/2019		530,000	588,300
MGM Resorts International:
6.625%, 12/15/2021		870,000	900,450
144A, 6.75%, 10/1/2020		125,000	130,938
7.5%, 6/1/2016		140,000	154,175
7.625%, 1/15/2017		390,000	429,975
8.625%, 2/1/2019		1,285,000	1,474,537
10.0%, 11/1/2016		160,000	190,400
National CineMedia LLC:
6.0%, 4/15/2022		320,000	343,200
7.875%, 7/15/2021		360,000	401,400
Norcraft Companies LP, 10.5%, 12/15/2015		620,000	652,550
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		285,000	302,813
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		440,000	460,350
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		225,000	248,063
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		85,000	87,550
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		295,000	301,638
Regal Entertainment Group:
5.75%, 2/1/2025		70,000	68,600
9.125%, 8/15/2018		250,000	280,625
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		330,000	357,638
144A, 7.804%, 10/1/2020		455,000	475,702
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		425,000	474,937
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		350,000	385,000
Sotheby's, 144A, 5.25%, 10/1/2022		285,000	287,850
Starz LLC, 144A, 5.0%, 9/15/2019		230,000	235,175
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		260,000	263,900
UCI International, Inc., 8.625%, 2/15/2019		165,000	168,713
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,320,000	1,333,200
144A, 7.5%, 3/15/2019		300,000	327,000
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	610,000	881,200
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		85,000	91,375
144A, 7.875%, 11/1/2020		185,000	204,656
144A, 8.5%, 5/15/2021		105,000	114,581
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	715,000	1,018,647
144A, 9.75%, 4/15/2018	EUR	595,000	819,526
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		295,000	324,131
Visant Corp., 10.0%, 10/1/2017		305,000	275,263
Visteon Corp., 6.75%, 4/15/2019		549,000	584,685
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		240,000	259,200

			42,916,236
Consumer Staples 2.6%
Alliance One International, Inc., 10.0%, 7/15/2016		195,000	205,969
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		130,000	132,275
Constellation Brands, Inc.:
6.0%, 5/1/2022		150,000	163,875
7.25%, 9/1/2016		1,200,000	1,360,500
Darling International, Inc., 8.5%, 12/15/2018		620,000	705,250
Del Monte Corp., 7.625%, 2/15/2019		580,000	601,750
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		135,000	140,906
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		500,000	543,750
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		240,000	258,600
NBTY, Inc., 9.0%, 10/1/2018		185,000	206,969
Pilgrim's Pride Corp., 7.875%, 12/15/2018		220,000	234,850
Smithfield Foods, Inc.:
6.625%, 8/15/2022		375,000	407,812
7.75%, 7/1/2017		590,000	678,500
Tops Holding Corp., 144A, 8.875%, 12/15/2017		145,000	156,963
TreeHouse Foods, Inc., 7.75%, 3/1/2018		370,000	400,062
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		290,000	303,775

			6,501,806
Energy 13.1%
Access Midstream Partners LP:
4.875%, 5/15/2023		355,000	351,450
6.125%, 7/15/2022		500,000	536,250
Arch Coal, Inc.:
7.0%, 6/15/2019		165,000	142,313
7.25%, 10/1/2020		150,000	128,625
Berry Petroleum Co.:
6.375%, 9/15/2022		285,000	300,675
6.75%, 11/1/2020		615,000	654,975
10.25%, 6/1/2014		325,000	354,250
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		285,000	302,812
8.625%, 10/15/2020		150,000	165,000
Chaparral Energy, Inc.:
144A, 7.625%, 11/15/2022		165,000	177,375
7.625%, 11/15/2022		90,000	97,650
Chesapeake Energy Corp.:
7.25%, 12/15/2018		1,975,000	2,231,750
9.5%, 2/15/2015		620,000	700,600
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		315,000	325,237
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		375,000	427,500
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		165,000	176,138
8.5%, 12/15/2019		80,000	86,400
Continental Resources, Inc.:
5.0%, 9/15/2022		255,000	274,125
7.125%, 4/1/2021		230,000	261,050
7.375%, 10/1/2020		245,000	276,238
8.25%, 10/1/2019		110,000	122,925
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		860,000	896,550
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		155,000	163,525
8.875%, 2/15/2018		425,000	457,937
Denbury Resources, Inc., 4.625%, 7/15/2023		695,000	681,969
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		585,000	620,100
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		470,000	486,450
El Paso LLC, 7.25%, 6/1/2018		405,000	463,495
EP Energy LLC:
6.875%, 5/1/2019		520,000	566,800
7.75%, 9/1/2022		125,000	135,313
9.375%, 5/1/2020		120,000	136,800
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		635,000	646,112
EV Energy Partners LP, 8.0%, 4/15/2019		1,280,000	1,340,800
Frontier Oil Corp., 6.875%, 11/15/2018		270,000	290,925
Global Geophysical Services, Inc., 10.5%, 5/1/2017		475,000	365,750
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		565,000	607,375
144A, 9.75%, 7/15/2020		230,000	253,863
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		165,000	176,550
8.25%, 3/15/2018		410,000	444,850
HollyFrontier Corp., 9.875%, 6/15/2017		620,000	661,850
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		350,000	362,250
Linn Energy LLC:
144A, 6.25%, 11/1/2019		855,000	872,100
6.5%, 5/15/2019		185,000	191,475
MarkWest Energy Partners LP, 5.5%, 2/15/2023		165,000	173,250
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		775,000	802,125
144A, 6.5%, 3/15/2021		325,000	342,875
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		165,000	181,088
Newfield Exploration Co., 5.75%, 1/30/2022		305,000	327,875
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		805,000	841,225
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		240,000	259,200
6.875%, 1/15/2023		140,000	153,300
7.25%, 2/1/2019		750,000	810,000
Offshore Group Investment Ltd.:
144A, 7.5%, 11/1/2019		420,000	433,125
11.5%, 8/1/2015		43,000	46,870
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		220,000	188,100
Plains Exploration & Production Co.:
6.125%, 6/15/2019		345,000	381,225
6.75%, 2/1/2022		760,000	862,600
6.875%, 2/15/2023		740,000	852,850
7.625%, 6/1/2018		465,000	488,250
Quicksilver Resources, Inc., 11.75%, 1/1/2016		565,000	567,825
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021		505,000	521,412
Sabine Pass LNG LP, 7.5%, 11/30/2016		145,000	160,225
SandRidge Energy, Inc., 7.5%, 3/15/2021		505,000	527,725
SESI LLC:
6.375%, 5/1/2019		335,000	359,287
7.125%, 12/15/2021		1,050,000	1,162,875
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018		210,000	224,175
Swift Energy Co.:
7.875%, 3/1/2022		625,000	651,562
144A, 7.875%, 3/1/2022		370,000	385,725
Talos Production LLC, 144A, 9.75%, 2/15/2018		545,000	542,275
Tesoro Corp.:
4.25%, 10/1/2017		310,000	322,400
5.375%, 10/1/2022		215,000	223,600
Venoco, Inc., 8.875%, 2/15/2019		410,000	394,625
WPX Energy, Inc., 5.25%, 1/15/2017		955,000	993,200

			33,097,046
Financials 19.0%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		210,000	200,025
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		1,040,000	1,102,400
Akbank TAS, 144A, 5.125%, 7/22/2015		480,000	504,600
Ally Financial, Inc.:
4.625%, 6/26/2015		1,400,000	1,471,750
5.5%, 2/15/2017		2,330,000	2,526,125
6.25%, 12/1/2017		740,000	826,401
8.0%, 3/15/2020		870,000	1,067,925
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		145,000	150,619
Altice Financing SA, 144A, 7.875%, 12/15/2019		335,000	361,800
AmeriGas Finance LLC:
6.75%, 5/20/2020		165,000	177,788
7.0%, 5/20/2022		165,000	178,200
Antero Resources Finance Corp.:
7.25%, 8/1/2019		415,000	448,200
9.375%, 12/1/2017		560,000	610,400
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		455,000	490,262
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		465,000	467,325
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		642,360	674,478
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,420,000	1,511,590
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		295,000	312,700
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		365,000	360,437
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		420,000	443,100
Case New Holland, Inc., 7.875%, 12/1/2017		830,000	974,212
CIT Group, Inc.:
4.25%, 8/15/2017		1,850,000	1,914,750
5.0%, 5/15/2017		300,000	319,125
5.25%, 3/15/2018		835,000	897,625
CNH Capital LLC, 3.875%, 11/1/2015		540,000	554,850
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		495,000	537,694
E*TRADE Financial Corp.:
6.375%, 11/15/2019		420,000	437,850
6.75%, 6/1/2016		520,000	555,100
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		160,000	177,800
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		585,000	645,543
5.875%, 8/2/2021		430,000	490,433
6.625%, 8/15/2017		465,000	543,027
8.125%, 1/15/2020		1,410,000	1,776,341
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		330,000	357,225
144A, 5.875%, 1/31/2022		285,000	312,787
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		255,000	277,950
144A, 6.5%, 9/15/2018		170,000	192,100
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		300,000	344,250
Hellas Telecommunications Finance SCA, 144A, 8.21% **, 7/15/2015 (PIK) *	EUR	278,431	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		145,000	142,825
8.875%, 2/1/2018		975,000	979,875
International Lease Finance Corp.:
5.75%, 5/15/2016		1,905,000	2,048,597
6.25%, 5/15/2019		465,000	509,266
8.625%, 9/15/2015		300,000	341,250
8.625%, 1/15/2022		460,000	584,200
8.75%, 3/15/2017		1,365,000	1,608,994
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		1,800,000	1,768,840
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		610,000	673,235
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		550,000	577,500
8.125%, 7/1/2019		290,000	316,100
8.625%, 7/15/2020		240,000	266,400
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		270,000	287,887
(REIT), 6.875%, 5/1/2021		415,000	447,681
National Money Mart Co., 10.375%, 12/15/2016		450,000	497,250
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		245,000	256,025
144A, 5.875%, 3/15/2022		405,000	425,250
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		215,000	212,313
NII Capital Corp., 7.625%, 4/1/2021		220,000	154,000
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		700,000	749,000
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		575,000	593,687
6.875%, 2/15/2021		760,000	811,300
7.125%, 4/15/2019		2,230,000	2,394,462
8.25%, 2/15/2021		155,000	160,038
8.5%, 5/15/2018		100,000	105,250
9.875%, 8/15/2019		100,000	109,500
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		610,000	690,825
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		165,000	168,300
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		250,000	257,813
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		360,000	386,550
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		365,000	362,719
U.S. Coatings Acquisition, Inc., 144A, 7.375%, 5/1/2021		175,000	181,125
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,640,000	1,758,900
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		320,000	352,000
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		330,000	357,225
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		690,000	736,575
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		365,000	375,950
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		145,000	150,075

			47,993,569
Health Care 9.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		730,000	782,925
Biomet, Inc.:
144A, 6.5%, 8/1/2020		500,000	528,750
144A, 6.5%, 10/1/2020		145,000	149,350
Community Health Systems, Inc.:
5.125%, 8/15/2018		5,160,000	5,424,450
7.125%, 7/15/2020		2,715,000	2,925,412
HCA Holdings, Inc., 7.75%, 5/15/2021		805,000	887,512
HCA, Inc.:
5.875%, 3/15/2022		415,000	447,163
6.5%, 2/15/2020		2,865,000	3,208,800
7.5%, 2/15/2022		1,245,000	1,431,750
7.875%, 2/15/2020		3,805,000	4,218,794
8.5%, 4/15/2019		270,000	299,025
9.875%, 2/15/2017		328,000	344,400
Hologic, Inc., 144A, 6.25%, 8/1/2020		300,000	316,500
IMS Health, Inc., 144A, 6.0%, 11/1/2020		365,000	379,600
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		240,000	270,600
STHI Holding Corp., 144A, 8.0%, 3/15/2018		240,000	262,200
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021		70,000	69,038
6.25%, 11/1/2018		1,550,000	1,716,625
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		545,000	588,600

			24,251,494
Industrials 7.2%
Accuride Corp., 9.5%, 8/1/2018		235,000	230,300
Aguila 3 SA, 144A, 7.875%, 1/31/2018		685,000	726,100
Air Lease Corp.:
4.75%, 3/1/2020		415,000	412,925
5.625%, 4/1/2017		685,000	726,100
BE Aerospace, Inc., 6.875%, 10/1/2020		235,000	260,263
Belden, Inc., 144A, 5.5%, 9/1/2022		505,000	517,625
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		650,000	659,750
144A, 7.75%, 3/15/2020		1,700,000	1,933,750
Briggs & Stratton Corp., 6.875%, 12/15/2020		225,000	254,250
Casella Waste Systems, Inc., 7.75%, 2/15/2019		785,000	751,637
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		375,000	380,625
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		210,000	208,425
Ducommun, Inc., 9.75%, 7/15/2018		250,000	273,750
DynCorp International, Inc., 10.375%, 7/1/2017		635,000	629,444
Florida East Coast Railway Corp., 8.125%, 2/1/2017		155,000	166,819
FTI Consulting, Inc.:
144A, 6.0%, 11/15/2022		295,000	304,588
6.75%, 10/1/2020		1,095,000	1,163,437
Garda World Security Corp., 144A, 9.75%, 3/15/2017		235,000	251,450
GenCorp, Inc., 144A, 7.125%, 3/15/2021		1,040,000	1,081,600
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		410,000	446,644
7.125%, 3/15/2021		85,000	92,650
Interline Brands, Inc., 7.5%, 11/15/2018		395,000	427,588
Iron Mountain, Inc., 5.75%, 8/15/2024		350,000	349,125
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		575,000	598,000
Meritor, Inc.:
8.125%, 9/15/2015		45,000	47,531
10.625%, 3/15/2018		225,000	240,750
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		530,000	458,450
8.875%, 11/1/2017		175,000	178,063
Navios South American Logistics, Inc., 9.25%, 4/15/2019		205,000	215,250
Nortek, Inc., 8.5%, 4/15/2021		315,000	347,288
Ply Gem Industries, Inc., 9.375%, 4/15/2017		120,000	129,750
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		330,000	350,625
7.5%, 10/1/2017		230,000	243,800
Titan International, Inc., 7.875%, 10/1/2017		685,000	734,662
TransDigm, Inc., 7.75%, 12/15/2018		500,000	548,750
United Rentals North America, Inc.:
5.75%, 7/15/2018		550,000	591,937
6.125%, 6/15/2023		35,000	36,750
7.375%, 5/15/2020		455,000	498,225
7.625%, 4/15/2022		455,000	503,912
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	218,000

			18,190,588
Information Technology 4.4%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		370,000	383,875
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,150,000	1,098,250
CDW LLC, 8.5%, 4/1/2019		625,000	689,062
CyrusOne LP, 144A, 6.375%, 11/15/2022		145,000	152,613
eAccess Ltd., 144A, 8.25%, 4/1/2018		235,000	263,788
Equinix, Inc.:
4.875%, 4/1/2020 (b)		375,000	380,156
5.375%, 4/1/2023 (b)		710,000	713,550
7.0%, 7/15/2021		335,000	367,662
8.125%, 3/1/2018		1,100,000	1,218,250
Fidelity National Information Services, Inc., 5.0%, 3/15/2022		165,000	174,900
First Data Corp.:
144A, 6.75%, 11/1/2020		1,010,000	1,036,512
144A, 7.375%, 6/15/2019		365,000	383,706
144A, 8.875%, 8/15/2020		635,000	701,675
144A, 11.25%, 1/15/2021		190,000	193,800
Flextronics International Ltd., 144A, 4.625%, 2/15/2020		185,000	186,619
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		970,000	1,067,000
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		700,000	766,500
7.625%, 6/15/2021		335,000	381,900
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		285,000	278,588
Jabil Circuit, Inc.:
5.625%, 12/15/2020		400,000	426,000
7.75%, 7/15/2016		135,000	155,588

			11,019,994
Materials 11.3%
APERAM:
144A, 7.375%, 4/1/2016		305,000	304,238
144A, 7.75%, 4/1/2018		365,000	360,438
Ashland, Inc., 144A, 3.875%, 4/15/2018		715,000	725,725
Axiall Corp., 144A, 4.875%, 5/15/2023		85,000	86,275
Ball Corp., 7.375%, 9/1/2019		170,000	188,275
Berry Plastics Corp.:
5.054% **, 2/15/2015		1,965,000	1,965,393
9.5%, 5/15/2018		235,000	261,438
9.75%, 1/15/2021		305,000	352,275
Clearwater Paper Corp., 7.125%, 11/1/2018		515,000	557,487
Compass Minerals International, Inc., 8.0%, 6/1/2019		325,000	351,000
Continental Rubber of America Corp., 144A, 4.5%, 9/15/2019		230,000	234,600
Crown Americas LLC, 6.25%, 2/1/2021		70,000	76,300
CSN Resources SA, 144A, 6.5%, 7/21/2020		2,190,000	2,361,915
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		175,000	177,844
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		1,620,000	1,559,250
144A, 9.875%, 6/15/2015		150,000	123,000
Exopack Holding Corp., 10.0%, 6/1/2018		335,000	319,088
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		490,000	510,825
144A, 6.875%, 4/1/2022		350,000	374,500
144A, 7.0%, 11/1/2015		515,000	539,462
144A, 8.25%, 11/1/2019		410,000	453,050
Greif, Inc., 7.75%, 8/1/2019		870,000	1,013,550
Huntsman International LLC:
4.875%, 11/15/2020		330,000	326,700
8.625%, 3/15/2020		455,000	507,325
8.625%, 3/15/2021		185,000	209,050
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		435,000	420,863
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		810,000	862,650
144A, 8.75%, 6/1/2020		475,000	516,562
JMC Steel Group, Inc., 144A, 8.25%, 3/15/2018		240,000	255,000
Kaiser Aluminum Corp., 8.25%, 6/1/2020		395,000	441,412
KGHM International Ltd., 144A, 7.75%, 6/15/2019		900,000	958,500
LyondellBasell Industries NV, 6.0%, 11/15/2021		155,000	182,125
Molycorp, Inc., 144A, 10.0%, 6/1/2020		310,000	300,700
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	255,000	243,028
Novelis, Inc.:
8.375%, 12/15/2017		1,190,000	1,300,075
8.75%, 12/15/2020		685,000	767,200
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	255,000	374,180
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		530,000	609,500
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		370,000	387,575
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	420,000
Polymer Group, Inc., 7.75%, 2/1/2019		415,000	449,237
PolyOne Corp., 144A, 5.25%, 3/15/2023		820,000	828,200
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		370,000	386,650
144A, 8.25%, 1/15/2021		225,000	236,250
Sealed Air Corp., 7.875%, 6/15/2017		2,360,000	2,483,900
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		545,000	569,525
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,686,287
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		64,843	64,843

			28,683,265
Telecommunication Services 15.1%
Altice Finco SA, 144A, 9.875%, 12/15/2020		335,000	371,850
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		2,085,000	2,210,100
8.375%, 10/15/2020		1,360,000	1,431,400
8.75%, 3/15/2018		1,185,000	1,211,663
CPI International, Inc., 8.0%, 2/15/2018		180,000	185,850
Cricket Communications, Inc., 7.75%, 10/15/2020		2,140,000	2,182,800
Crown Castle International Corp., 7.125%, 11/1/2019		325,000	355,875
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		625,000	666,563
144A, 10.5%, 4/15/2018		320,000	352,000
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	211,500
144A, 8.25%, 9/1/2017		2,015,000	2,125,825
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	281,038	110
Frontier Communications Corp.:
7.125%, 1/15/2023		1,925,000	1,977,937
7.875%, 4/15/2015		56,000	62,160
8.25%, 4/15/2017		500,000	571,250
8.5%, 4/15/2020		665,000	748,125
8.75%, 4/15/2022		85,000	95,625
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		1,625,000	1,742,812
7.5%, 4/1/2021		1,605,000	1,737,412
8.5%, 11/1/2019		835,000	928,938
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,365,000	1,450,312
11.5%, 2/4/2017 (PIK)		2,955,468	3,143,879
iPCS, Inc., 2.424% **, 5/1/2013		115,000	114,885
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		45,000	48,600
Lynx I Corp., 144A, 5.375%, 4/15/2021		200,000	205,000
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		600,000	627,750
7.875%, 9/1/2018		580,000	625,675
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	213,000
SBA Communications Corp., 144A, 5.625%, 10/1/2019		285,000	293,550
SBA Telecommunications, Inc., 8.25%, 8/15/2019		97,000	107,185
Sprint Nextel Corp.:
6.0%, 12/1/2016		2,950,000	3,186,000
6.0%, 11/15/2022		495,000	499,950
9.125%, 3/1/2017		235,000	277,594
Syniverse Holdings, Inc., 9.125%, 1/15/2019		90,000	98,100
Telesat Canada, 144A, 6.0%, 5/15/2017		3,330,000	3,471,525
tw telecom holdings, Inc., 5.375%, 10/1/2022		400,000	417,000
Windstream Corp.:
144A, 6.375%, 8/1/2023		350,000	343,000
7.0%, 3/15/2019		340,000	347,650
7.5%, 6/1/2022		240,000	252,600
7.5%, 4/1/2023		590,000	616,550
7.75%, 10/15/2020		250,000	268,750
7.75%, 10/1/2021		490,000	527,975
7.875%, 11/1/2017		1,155,000	1,308,038
8.125%, 9/1/2018		535,000	585,825

			38,200,188
Utilities 4.4%
AES Corp.:
7.75%, 10/15/2015		1,525,000	1,708,000
8.0%, 10/15/2017		255,000	294,525
8.0%, 6/1/2020		375,000	435,937
Calpine Corp.:
144A, 7.5%, 2/15/2021		576,000	626,400
144A, 7.875%, 7/31/2020		639,000	704,497
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,545,000	2,910,971
DPL, Inc., 6.5%, 10/15/2016		1,885,000	1,979,250
Electricite de France SA, 144A, 5.25%, 1/29/2049		330,000	324,885
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		495,000	335,363
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		100,000	113,500
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		975,000	1,038,375
144A, 7.25%, 4/1/2016		185,000	207,200
NRG Energy, Inc.:
7.625%, 1/15/2018		285,000	326,681
8.25%, 9/1/2020		90,000	101,813

			11,107,397

Total Corporate Bonds (Cost $250,213,875)			261,961,583
Government & Agency Obligations 17.6%
Other Government Related (c) 0.4%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		770,000	887,425
Sovereign Bonds 17.2%
Dominican Republic, 144A, 7.5%, 5/6/2021		3,300,000	3,699,300
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	1,234,010
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	816	175
Republic of Croatia:
144A, 6.25%, 4/27/2017		1,065,000	1,148,901
144A, 6.375%, 3/24/2021		3,560,000	3,907,100
Republic of El Salvador, 144A, 7.65%, 6/15/2035		1,235,000	1,452,977
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	199,500
Republic of Hungary:
4.125%, 2/19/2018		1,640,000	1,615,400
5.375%, 2/21/2023		3,430,000	3,382,837
Republic of Lithuania:
144A, 5.125%, 9/14/2017		1,395,000	1,548,450
144A, 7.375%, 2/11/2020		1,450,000	1,837,875
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,758,400
Republic of Poland, 5.125%, 4/21/2021		3,710,000	4,294,325
Republic of Serbia, 144A, 7.25%, 9/28/2021		1,740,000	1,937,490
Republic of South Africa, 6.875%, 5/27/2019		185,000	226,163
Republic of Uruguay, 4.125%, 11/20/2045		1,042,115	974,378
Republic of Venezuela, 9.25%, 9/15/2027		1,090,000	1,117,795
Russian Federation:
144A, 5.0%, 4/29/2020		8,005,000	9,165,725
REG S, 7.5%, 3/31/2030		1,624,187	2,022,291

			43,523,092

Total Government & Agency Obligations (Cost $39,012,980)			44,410,517
Loan Participations and Assignments 19.7%
Senior Loans ** 18.4%
Albertson's LLC, Term Loan, 5.75%, 2/25/2016		1,140,000	1,154,250
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		773,063	785,625
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25% , 4/22/2015 *		39,469	18,452
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		733,163	740,549
Caesars Entertainment Operating Co., Term Loan B6, 5.452%, 1/26/2018		153,000	140,951
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		1,340,000	1,371,128
Clear Channel Communications, Inc., Term Loan B, 3.854%, 1/29/2016		372,389	319,789
Consolidated Precision Products Corp., First Lien Term Loan, 5.75%, 12/20/2019		1,565,000	1,578,694
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		4,419,231	4,453,767
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		495,000	509,543
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018		1,409,376	1,417,304
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/24/2020		55,000	55,378
First Data Corp., Term Loan, 5.202%, 3/24/2017		2,840,000	2,850,650
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		3,520,000	3,545,309
Kabel Deutschland GmbH, Term Loan F1, 3.5%, 2/1/2019		3,990,000	4,010,668
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019		653,844	659,294
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018		1,258,590	1,264,360
NRG Energy, Inc., Term Loan B, 3.25%, 7/2/2018		1,014,848	1,022,703
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/28/2019		1,216,950	1,218,465
PETCO Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		546,207	551,385
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		1,018,292	1,026,886
Term Loan B2, 4.25%, 8/7/2019		2,518,688	2,548,207
Pinnacle Foods Finance LLC, Term Loan F, 4.75%, 10/17/2018		1,004,950	1,016,678
Plains Exploration & Production, 7 Year Term Loan, 4.0%, 11/30/2019		1,210,000	1,216,467
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		2,000,000	2,023,760
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		2,070,000	2,102,778
Tomkins LLC:
Term Loan B2, 3.75%, 9/29/2016		4,055,307	4,099,246
First Lien Term Loan, 5.0%, 11/9/2018		645,000	654,407
Transdigm, Inc., Term Loan B2, 4.0%, 2/14/2017		2,061,889	2,073,487
Univision Communications, Inc., Term Loan, 4.454%, 3/31/2017		583,601	585,577
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		143,179	144,816
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		175,880	177,891
Term Loan B1, 4.25%, 3/15/2018		463,122	468,416
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		318,397	322,036
WMG Acquisition Corp., Term Loan, 5.25%, 11/1/2018		520,000	527,800

			46,656,716
Sovereign Loans 1.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,385,000	1,477,241
Sberbank of Russia, 144A, 6.125%, 2/7/2022		600,000	677,280
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	1,078,082

			3,232,603

Total Loan Participations and Assignments (Cost $49,081,505)			49,889,319
Convertible Bonds 0.4%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		235,000	391,128
Industrials 0.0%
Meritor, Inc., Step-down Coupon, 4.625% to 3/1/2016, 0% to 3/1/2026		90,000	85,388
Materials 0.2%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		428,424	507,725

Total Convertible Bonds (Cost $737,489)			984,241
Preferred Securities 0.4%
Financials 0.2%
Citigroup, Inc., Series A, 5.95%, 1/30/2023 (d)		370,000	376,938
Materials 0.2%
Hercules, Inc., 6.5%, 6/30/2029		675,000	621,000

Total Preferred Securities (Cost $817,895)			997,938
		Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (e) (Cost $15,000)		15	52,164
		Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		323	2,100
Trump Entertainment Resorts, Inc.*		32	0
Vertis Holdings, Inc.*		294	0

			2,100
Industrials 0.0%
Congoleum Corp.*		7,900	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		7,125	3,242
GEO Specialty Chemicals, Inc. 144A*		649	295
Wolverine Tube, Inc.*		2,790	50,555

			54,092

Total Common Stocks (Cost $164,008)			56,192
Preferred Stock 0.2%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $421,794)		455	442,729
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		589	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		39,514	17,623
Hercules Trust II, Expiration Date 3/31/2029*		400	3,482

			21,105

Total Warrants (Cost $87,876)			21,105
		Contracts	Value ($)

Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.583% - Receive Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016		300,000	11,260
Pay Fixed Rate - 3.635% - Receive Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016		900,000	31,972
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016		900,000	29,866

Total Call Options Purchased (Cost $103,005)			73,098
		Shares	Value ($)

Cash Equivalents 2.9%
Central Cash Management Fund, 0.12% (f) (Cost $7,306,732)		7,306,732	7,306,732

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $347,962,159) †	144.9	366,195,618
Other Assets and Liabilities, Net	0.6	1,500,175
Notes Payable	(45.5)	(115,000,000)

Net Assets	100.0	252,695,793

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	39,469	USD	38,363	18,452
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	281,038	EUR	382,577	110
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	290,000	USD	292,813	181
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	278,431	EUR	79,885	0
					793,638	18,743

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2013.

†
The cost for federal income tax purposes was $347,100,583.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $19,095,035.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,354,220 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,259,185.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(e)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	15,000	52,164	0.02

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At February 28, 2013, the Fund had unfunded loan commitments of $515,045, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Tallgrass Energy Partners LP, Term Delay Draw, 10/25/2017	515,045	520,000	4,955

At February 28, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (g )

Call Options
Receive Fixed – 4.083% - Pay Floating – LIBOR	5/11/2016 5/11/2026	300,000	5/9/2016	10,200	(7,806)
Receive Fixed – 4.135% - Pay Floating – LIBOR	4/27/2016 4/27/2026	900,000	4/25/2016	33,300	(22,089)
Receive Fixed – 4.22% - Pay Floating – LIBOR	4/22/2016 4/22/2026	900,000	4/20/2016	32,085	(20,606)
Total Call Options				75,585	(50,501)

Put Options
Pay Fixed – 1.9% - Receive Floating – LIBOR	4/24/2013 4/24/2023	900,000	4/22/2013	12,330	(3,675)
Total Put Options				12,330	(3,675)
Total Written Options				87,915	(54,176)

(g)	Unrealized appreciation on written options on interest rate swap contracts at February 28, 2013 was $33,739.

At February 28, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	1,285,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	45,892	(6,395)	52,287
6/21/2010 9/20/2015	1,555,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	168,403	(35,560)	203,963
12/20/2011 3/20/2017	565,0003	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	78,108	19,313	58,795
12/20/2012 12/20/2017	1,500,0002	5.0%	Markit Dow Jones CDX North America High Yield Index	55,592	31,551	24,041
9/20/2012 12/20/2017	720,0004	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	91,233	51,447	39,786
Total unrealized appreciation					378,872

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) credit ratings and are unaudited.

Counterparties:
1	The Goldman Sachs & Co.
2	Bank of America
3	Credit Suisse
4	UBS AG

As of February 28, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	2,554,500	USD	3,363,934	3/15/2013	28,538	Citigroup, Inc.

Currency Abbreviations

ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$261,896,740	$64,843	$261,961,583
Government & Agency Obligation	—	44,410,517	—	44,410,517
Loan Participations and Assignments	—	49,889,319	—	49,889,319
Convertible Bonds	—	476,516	507,725	984,241
Preferred Security	—	997,938	—	997,938
Other Investments	—	—	52,164	52,164
Common Stocks(j)	—	2,100	54,092	56,192
Preferred Stock	—	442,729	—	442,729
Warrants(j)	—	—	21,105	21,105
Short-Term Investments	7,306,732	—	—	7,306,732
Unfunded Loan Commitment	—	4,955	—	4,955
Derivatives(k)
Purchased Options	—	73,098	—	73,098
Credit Default Swaps	—	378,872	—	378,872
Forward Currency Exchange Contracts	—	28,538	—	28,538
Total	$7,306,732	$358,601,322	$699,929	$366,607,983
Liabilities
Derivatives(k)
Written Options	$—	$54,176	—	$54,176
Total	$—	$54,176	$—	$54,176

During the period ended February 28, 2013, the amount of transfers between Level 2 and Level 3 was $0.  The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include value of options purchased, written options, at value, and unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$378,872	$—	$—
Foreign Exchange Contracts	$—	$28,538	$—
Interest Rate Contracts	$—	$—	$3,832

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013